INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	12 Months Ended
Dec. 31, 2022
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS
Following the adoption of ASU 2016-02 from January 2019, the Company records new and modified leases as per ASC 842. The Company has elected the practical expedient to not reassess existing leases. The adoption of the standard resulted in no opening balance adjustments. See also Accounting policies within Note 2.

(in thousands of $)	2022	2021
Investments in sales-type and direct financing leases	66,504	147,230
Investments in leaseback assets	52,519	57,536
	119,023	204,766

As of December 31, 2022, the Company had a total of nine vessel charters accounted for as sales-type and direct financing leases (2021: 12 vessels) and one vessel charter classified as leaseback assets (2021: one vessel).

Investments in sales-type and direct financing leases

As of December 31, 2021, the Company had two VLCCs accounted for as direct financing leases, which were on long-term, fixed rate charters to Frontline Shipping. Frontline Shipping is a wholly owned subsidiary of Frontline, a related party. The terms of the charters did not provide Frontline Shipping with an option to terminate the charters before the end of their terms. In April 2022, the Company sold the two VLCCs on charter to Frontline Shipping, to an unrelated third party. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

The VLCC Front Hakata was sold to an unrelated third party in February 2020. A gain on sale of $1.4 million was recognized in the Consolidated Statements of Operations. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters and Note 26: Related Party Transactions).

As of December 31, 2022, the Company had nine (December 31, 2021: 10) container vessels accounted for as direct financing leases which were chartered on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. ("MSC"). The terms of the charters for the nine container vessels provide the charterer with a minimum fixed price purchase obligation at the expiry of each of the charters. In April 2022, the Company sold and redelivered one 1,700 TEU container vessel to MSC, following the end of the vessel's bareboat charter. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

The Company also owned 15 container vessels accounted for as 'direct financing leases' which were chartered on long-term bareboat charters to MSC Mediterranean Shipping Company S.A. ("MSC"). The terms of the charters for the 15 container vessels provided the charterer with purchase options throughout the term of the charters and the Company with a put option at the end of the seven years charter period. During the year ended December 31, 2021, the 15 container vessels were sold and redelivered to MSC, following exercise of the applicable purchase options. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

The Company owned one offshore supply vessel accounted for as a direct financing lease which was chartered on a long-term bareboat charter. In February 2020, the Company entered into a Memorandum of Agreement to sell the offshore support vessel Sea Leopard for recycling to Green Yard AS, an unrelated third party. The vessel was delivered in May 2020. During the year ended December 31, 2020 the Company recorded an impairment loss of $0.2 million prior to disposal and a loss on sale of $0.03 million was recognized in the Consolidated Statement of Operations. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters and Note 26: Related Party Transaction).
During the year ended December 31, 2020, the Company recognized the amount of $361.0 million in investments in direct financing leases in respect of one drilling unit (Linus) which was leased to a subsidiary of Seadrill until September 30, 2022. SFL Linus Ltd was previously determined to be a variable interest entity in which the Company was not the primary beneficiary and the subsidiary was accounted for under the equity method. Following changes to the financing agreement in October 2020 as a result of defaults by Seadrill, the Company was determined to be the primary beneficiary of SFL Linus and consolidated it from this date. On March 9, 2021, the applicable bankruptcy court approved the Interim Funding and Settlement Agreement signed between the Company and Seadrill, allowing Seadrill to pay reduced charter hire for Linus during the interim period. The change in charter rate met the definition of a modification resulting in the lease being reclassified from a direct financing lease to an operating lease. A carrying value of $355.6 million was included in vessels, rigs and equipment in respect of the rig. (Refer to Note 14: Vessels, Rigs and Equipment, Net and Note 19: Investment in Associated Companies).

River Box was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships, MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. Following the sale of River Box, the investments in the four container vessels accounted for as direct financing leases of $540.9 million have been derecognized from the consolidated financial statements of the Company. (Refer to Note 10: Gain on Sale of Subsidiaries and Note 19: Investment in Associated Companies).

Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset.

In May 2020, SFL acquired a newbuild VLCC from Landbridge Universal Limited ("Landbridge") where control was not deemed to have passed to the Company due to the presence of repurchase options in the lease on acquisition and therefore was classified as a leaseback asset. Upon delivery, the vessel immediately commenced a seven-year bareboat charter back to Landbridge. The charterer has purchase options throughout the term of the charters and there is a purchase obligation at the end of the seven-year period.

During the year ended December 31, 2019, the Company acquired six vessels where control was not deemed to have passed to the Company due to the existence of repurchase options in the leases on acquisition. These have therefore been classified as 'leaseback assets'. These comprised of three second-hand feeder size container vessels which were acquired in a purchase and leaseback with subsidiaries of MSC. The vessels were chartered back for approximately six years on bareboat basis. The charterer had purchase options throughout the term of the charters and the Company had a put option at the end of the six-year period. During the year ended December 31, 2021, the three container vessels were sold and redelivered to MSC, following exercise of the applicable purchase options. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).

Additionally, the Company entered into purchase and leaseback transactions to acquire three newbuilding VLCC crude oil tankers. The vessels were acquired from an affiliate of Hunter Group ASA ("Hunter Group") and leased back to the Hunter Group on five-year bareboat charters. During the year ended December 31, 2020, SFL redelivered all three VLCCs to the Hunter Group, following exercise of options. Net proceeds of $176.2 million were received and debt of $142.5 million was repaid. (Refer to Note 9: Gain on Sale of Assets and Termination of Charters).
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of December 31, 2022 and December 31, 2021:

(in thousands of $)	December 31, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	30,708	34,160	64,868
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	73,858	65,660	139,518
Estimated residual values of leased property (un-guaranteed)	—	—	—
Less: unearned income	(7,252)	(13,051)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	52,609	119,215
Allowance for expected credit losses*	(102)	(90)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	52,519	119,023
Current portion	10,794	4,638	15,432
Long-term portion	55,710	47,881	103,591

(in thousands of $)	December 31, 2021
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	120,411	43,103	163,514
Purchase obligations at the end of the leases	44,900	31,500	76,400
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(34,128)	—	(34,128)
Net minimum lease payments receivable	131,183	74,603	205,786
Estimated residual values of leased property (un-guaranteed)	34,721	—	34,721
Less: unearned income	(17,532)	(16,946)	(34,478)
Total investment in sales-type lease, direct financing lease and leaseback assets	148,372	57,657	206,029
Allowance for expected credit losses*	(1,142)	(121)	(1,263)
Total investment in sales-type lease, direct financing lease and leaseback assets	147,230	57,536	204,766
Current portion	18,436	5,048	23,484
Long-term portion	128,794	52,488	181,282

*See Note 28: Allowance for Expected Credit Losses.
The minimum future gross revenues including purchase obligations to be received under the Company's non-cancellable sales type leases, direct financing leases and leaseback assets as of December 31, 2022, are as follows:

(in thousands of $) Year ending December 31,	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
2023	14,688	8,162	22,850
2024	23,079	7,686	30,765
2025	36,091	7,665	43,756
2026	—	7,665	7,665
2027	—	34,482	34,482
Thereafter	—	—	—
Total minimum lease payments to be received	73,858	65,660	139,518

Interest income earned on investments in direct financing leases, sales type leases and leaseback assets in the year ended December 31, 2022 was as follows:

(in thousands of $)	2022	2021	2020
Investments in sales type and direct financing leases*	5,021	14,173	57,579
Investments in leaseback assets	3,895	5,351	13,637
Total	8,916	19,524	71,216

* Interest income earned on investments in sales-type leases and direct financing leases in the above table includes $0.4 million in relation to Frontline Shipping, a related party (2021: $1.5 million; 2020: $1.7 million).